Document and Entity Information Document (USD $)	12 Months Ended
	Dec. 31, 2013	Jan. 24, 2014	Jun. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	EBAY INC
Entity Trading Symbol	EBAY
Entity Central Index Key	0001065088
Document Type	8-K
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filer	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		1,294,654,966
Entity Public Float			$ 60,533,171,166